SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Income before income tax expenses	$ 2,483,911	$ 6,294,947
Computed income tax expenses with statutory tax rate	614,228	1,573,736
Differential income tax rates applicable to certain entities	(408,259)	(1,202,921)
Additional deduction for research and development expenses	(583,406)	(579,749)
Effect of temporary differences	(186,249)	(166,073)
Changes in valuation allowance	732,857	635,729
Others		(6,169)
Total	$ 169,171	$ 254,553
Gamehaus Inc [Member]
Income before income tax expenses			$ 8,721,068	$ 4,015,418
Computed income tax expenses with statutory tax rate			2,180,267	1,003,855
Differential income tax rates applicable to certain entities			(1,080,231)	(585,468)
Additional deduction for research and development expenses			(509,024)	540,141
Tax-exempted income			(1,011,906)	(1,015,909)
Tax effect of non-deductible items			45,625	3,091
Effect of temporary differences			90,895
Changes in valuation allowance			414,681	(235,240)
Others				210,787
Total			$ 130,307	$ (78,743)